UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number: 811-03691

LORD ABBETT MID CAP STOCK FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2016

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MID CAP STOCK FUND, INC. September 30, 2016

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.53%

Aerospace & Defense 1.33%

B/E Aerospace, Inc.	89,203	$4,608
Orbital ATK, Inc.	326,622	24,899
Total		29,507

Airlines 1.04%

Alaska Air Group, Inc.	349,736	23,034

Auto Components 1.53%

Johnson Controls International plc	725,800	33,771

Banks 7.42%

CIT Group, Inc.	761,784	27,653
Citizens Financial Group, Inc.	1,727,900	42,696
Comerica, Inc.	233,649	11,056
East West Bancorp, Inc.	888,300	32,610
M&T Bank Corp.	241,100	27,992
Webster Financial Corp.	583,843	22,192
Total		164,199

Beverages 3.25%

Coca-Cola European Partners plc (United Kingdom)(a)	819,712	32,706
Molson Coors Brewing Co. Class B	356,821	39,179
Total		71,885

Capital Markets 2.60%

E*TRADE Financial Corp.*	1,161,000	33,808
Invesco Ltd.	760,300	23,775
Total		57,583

Chemicals 2.79%

Albemarle Corp.	239,326	20,460
Eastman Chemical Co.	350,039	23,691
FMC Corp.	364,098	17,600
Total		61,751

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND, INC. September 30, 2016

Investments	Shares	Fair Value (000)
Communications Equipment 4.14%

Harris Corp.	296,799	$27,190
Juniper Networks, Inc.	1,222,300	29,408
Motorola Solutions, Inc.	459,200	35,028
Total		91,626

Containers & Packaging 1.46%

Graphic Packaging Holding Co.	1,648,200	23,059
Packaging Corp. of America	113,687	9,238
Total		32,297

Electric: Utilities 7.85%

Edison International	731,800	52,872
Great Plains Energy, Inc.	953,195	26,013
Portland General Electric Co.	1,108,400	47,207
PPL Corp.	1,377,300	47,613
Total		173,705

Electrical Equipment 1.58%

Hubbell, Inc.	325,420	35,061

Energy Equipment & Services 2.85%

Patterson-UTI Energy, Inc.	1,496,104	33,468
Superior Energy Services, Inc.	1,658,100	29,680
Total		63,148

Equity Real Estate Investment Trusts 11.07%

Alexandria Real Estate Equities, Inc.	215,111	23,398
Boston Properties, Inc.	261,600	35,653
Brixmor Property Group, Inc.	928,311	25,798
Duke Realty Corp.	1,208,400	33,026
Healthcare Trust of America, Inc. Class A	859,334	28,031
Highwoods Properties, Inc.	286,200	14,917
Kimco Realty Corp.	1,129,100	32,687
UDR, Inc.	858,268	30,889
Vornado Realty Trust	204,751	20,723
Total		245,122

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND, INC. September 30, 2016

Investments	Shares	Fair Value (000)
Food Products 3.02%

Bunge Ltd.	386,440	$22,889
Pinnacle Foods, Inc.	423,038	21,224
Snyder’s-Lance, Inc.	677,166	22,739
Total		66,852

Health Care Equipment & Supplies 1.26%

Alere, Inc.*	642,883	27,798

Health Care Providers & Services 1.84%

Cardinal Health, Inc.	208,819	16,225
HealthSouth Corp.	601,072	24,386
Total		40,611

Hotels, Restaurants & Leisure 4.54%

Aramark	669,652	25,467
MGM Resorts International*	1,225,722	31,906
Royal Caribbean Cruises Ltd.	349,800	26,217
Wyndham Worldwide Corp.	250,410	16,860
Total		100,450

Household Durables 3.97%

Lennar Corp. Class A	383,500	16,237
Newell Brands, Inc.	622,709	32,792
Whirlpool Corp.	239,900	38,902
Total		87,931

Information Technology Services 4.11%

CSRA, Inc.	1,447,831	38,947
Fidelity National Information Services, Inc.	442,300	34,070
Xerox Corp.	1,767,048	17,900
Total		90,917

Insurance 8.84%

Allied World Assurance Co. Holdings AG (Switzerland)(a)	609,425	24,633
Allstate Corp. (The)	236,570	16,366
Arch Capital Group Ltd.*	255,100	20,219
Argo Group International Holdings Ltd.	233,611	13,180
Endurance Specialty Holdings Ltd.	258,300	16,906

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND, INC. September 30, 2016

Investments	Shares	Fair Value (000)
Insurance (continued)

Hanover Insurance Group, Inc. (The)	318,557	$24,025
Hartford Financial Services Group, Inc. (The)	726,134	31,093
XL Group Ltd.	1,466,000	49,302
Total		195,724

Life Sciences Tools & Services 1.92%

Agilent Technologies, Inc.	476,100	22,420
PerkinElmer, Inc.	359,500	20,171
Total		42,591

Machinery 3.19%

Ingersoll-Rand plc (Ireland)(a)	414,200	28,141
ITT, Inc.	410,504	14,713
Kennametal, Inc.	955,695	27,734
Total		70,588

Metals & Mining 0.73%

Steel Dynamics, Inc.	645,700	16,136

Multi-Utilities 2.30%

Sempra Energy	474,400	50,851

Oil, Gas & Consumable Fuels 8.83%

Cimarex Energy Co.	346,431	46,550
Concho Resources, Inc.*	218,140	29,962
Marathon Oil Corp.	1,952,400	30,867
Noble Energy, Inc.	1,383,104	49,432
Range Resources Corp.	412,141	15,971
Williams Cos., Inc. (The)	738,900	22,706
Total		195,488

Pharmaceuticals 1.25%

Mallinckrodt plc*	397,965	27,770

Semiconductors & Semiconductor Equipment 2.50%

Micron Technology, Inc.*	706,000	12,552
ON Semiconductor Corp.*	1,659,400	20,444
Skyworks Solutions, Inc.	292,471	22,269
Total		55,265

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MID CAP STOCK FUND, INC. September 30, 2016

Investments	Shares	Fair Value (000)
Textiles, Apparel & Luxury Goods 1.32%

PVH Corp.	264,900	$29,271
Total Common Stocks (cost $1,997,173,337)		2,180,932

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.50%

Repurchase Agreement

Repurchase Agreement dated 9/30/2016, 0.03% due 10/3/2016 with Fixed Income Clearing Corp. collateralized by $11,400,000 of U.S. Treasury Note at 0.75% due 9/30/2018; value: 11,400,000; proceeds: 11,176,293 (cost $11,176,265)	$11,176	11,176
Total Investments in Securities 99.03% (cost $2,008,349,602)		2,192,108
Cash and Other Assets in Excess of Liabilities 0.97%		21,406
Net Assets 100.00%		$2,213,514

(a)	Foreign security traded in U.S. dollars.
*	Non-income producing security.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,180,932	$—	$—	$2,180,932
Repurchase Agreement	—	11,176	—	11,176
Total	$2,180,932	$11,176	$—	$2,192,108

(1)	Refer to Note 2(d) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2016.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Mid Cap Stock Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on March 14, 1983.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(d)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.

Notes to Schedule of Investments (unaudited)(concluded)

Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is sumamrized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of September 30, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

As of September 30, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$2,012,550,548
Gross unrealized gain	208,740,765
Gross unrealized loss	(29,182,852)
Net unrealized security gain	$179,557,913

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID CAP STOCK FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 22, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 22, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 22, 2016